Air Traffic Liability and Frequent Flyer Deferred Revenue - Schedule of Air Traffic Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Air traffic liability tables [abstract]
Air traffic liability	$ 337,363	$ 424,579
Miles deferred revenue	187,931	186,378
Current	525,294	610,957
Miles deferred revenue	229,701	234,260
Non-current	$ 229,701	$ 234,260